Goodwill and Other Intangible Assets (Details) - Schedule of changes in the carrying amount of goodwill $ in Thousands	3 Months Ended
Mar. 31, 2021 USD ($)
Schedule of changes in the carrying amount of goodwill [Abstract]
Goodwill as of January 1, 2021	$ 35,694
Goodwill acquired	1,716 [1]
Foreign currency translation adjustments	664
Goodwill as of March 31, 2021	$ 38,074

[1]	The goodwill was acquired as part of RPS acquisition. See Note 3.